Financial Instruments - Summary of Activity in Cash Flow Hedging Reserve within Equity Related to all Derivative Instruments Classified as Cash Flow Hedges (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about hedges [abstract]
Balance as at the beginning of the year		₨ 2,182	₨ (2,876)
Changes in fair value of effective portion of derivatives		3,943	4,753
Net gain/(loss) reclassified to consolidated statement of income on occurrence of hedged transactions	[1]	(4,182)	305
Gain/(loss) on cash flow hedging derivatives, net		(239)	5,058
Balance as at the end of the year		1,943	2,182
Deferred tax thereon		(466)	(452)
Balance as at the end of the year, net of deferred tax		₨ 1,477	₨ 1,730

[1]	Includes net (gain)/loss reclassified to revenue of ₹ 58 and ₹ (4,979) for the year ended March 31, 2021 and 2022, respectively and net (gain)/loss reclassified to cost of revenues of ₹ 247 and ₹ 797 for the year ended March 31, 2021 and 2022, respectively.